Unconsolidated Affiliates	12 Months Ended
Dec. 31, 2012
Unconsolidated Affiliates [Abstract]
Unconsolidated Affiliates [Text Block]
20. Unconsolidated Affiliates

The Company's beneficial ownership in affiliates accounted for under the equity method follows:

	December 31,
	2012	2011	2010

SM-Sistemas Modulares Ltda. (Brazil)	50%	50%	50%
ABC Sistemas E Modulos Ltda. (Brazil)	33%	33%	33%
CSG TRW Chassis Systems Co., Ltd. (China)	50%	50%	50%
Shanghai TRW Automotive Safety Systems Company Ltd. (China)	50%	50%	50%
Shin-Han (Beijing) Automobile Parts System Co., Ltd (China)	30%	30%	30%
Fuji Valve (Guangdong) Co., Ltd. (China)	25%	25%	25%
TH Braking Company S.A.S. (France)	50%	50%	50%
Rane TRW Steering Systems Limited (India)	50%	50%	50%
Brakes India Limited (India)	49%	49%	49%
TRW Sun Steering Wheels Private Limited (India)	49%	49%	49%
Shin Han Valve Industrial Company, Ltd. (South Korea)	25%	25%	25%
Componentes Venezolanos de Direccion, S.A. (Venezuela)	40%	40%	40%

Summarized aggregate financial information from the balance sheets and statements of operations of the Company's affiliates accounted for under the equity method follows:

	Years Ended and as of December 31,
	2012	2011	2010

	(Dollars in millions)
Statements of Earnings
Sales	$1,358	$1,391	$1,200
Gross profit	369	385	325
Earnings from continuing operations	86	77	74
Net earnings	86	77	74
Balance Sheets
Current assets	$610	$576	$530
Noncurrent assets	271	266	265
Current liabilities	375	373	345
Noncurrent liabilities	276	292	287